UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1193

Fidelity Magellan Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund Class K Semi-Annual Report September 30, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.2
General Electric Co.	3.1	0.0
JPMorgan Chase & Co.	2.5	2.2
Berkshire Hathaway, Inc. Class B	2.2	1.9
Amazon.com, Inc.	2.1	1.3
Medtronic PLC	2.1	1.6
Bank of America Corp.	2.0	1.8
Citigroup, Inc.	2.0	1.7
American Tower Corp.	1.8	1.5
LyondellBasell Industries NV Class A	1.8	0.8
	23.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	23.9
Financials	21.8	17.6
Health Care	18.2	17.9
Consumer Discretionary	16.3	14.3
Industrials	9.2	8.9

Asset Allocation (% of fund's net assets)

As of September 30, 2015 *
Stocks	98.5%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 10.6%

As of March 31, 2015 *
Stocks	98.9%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments September 30, 2015

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	169,500	$42,104
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	580,865	20,853
Service Corp. International	3,175,599	86,059
ServiceMaster Global Holdings, Inc. (a)	1,845,200	61,906
		168,818
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc. (a)	140,700	101,339
Domino's Pizza, Inc.	967,600	104,414
Hilton Worldwide Holdings, Inc.	3,094,500	70,988
Papa John's International, Inc.	993,300	68,021
Starbucks Corp.	2,835,000	161,141
Wyndham Worldwide Corp.	1,353,400	97,309
		603,212
Household Durables - 0.1%
Leggett & Platt, Inc.	510,100	21,042
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	608,700	311,587
Netflix, Inc. (a)	704,800	72,778
		384,365
Leisure Products - 0.4%
Polaris Industries, Inc.	546,600	65,521
Media - 0.5%
Lions Gate Entertainment Corp. (b)	932,700	34,323
Starz Series A (a)	1,106,910	41,332
		75,655
Multiline Retail - 0.5%
Dollar General Corp.	970,400	70,296
Specialty Retail - 3.6%
Home Depot, Inc.	1,961,100	226,487
L Brands, Inc.	2,336,100	210,553
Ross Stores, Inc.	1,936,000	93,838
		530,878
Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc. Class B	1,359,200	167,141
PVH Corp.	500,100	50,980
VF Corp.	3,209,020	218,887
		437,008

TOTAL CONSUMER DISCRETIONARY		2,398,899

CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	343,160	36,497
Monster Beverage Corp. (a)	416,900	56,340
		92,837
Food & Staples Retailing - 2.4%
CVS Health Corp.	2,653,372	255,997
Kroger Co.	2,995,000	108,030
		364,027
Food Products - 1.3%
Mondelez International, Inc.	4,521,300	189,307

TOTAL CONSUMER STAPLES		646,171

ENERGY - 4.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,717,900	89,400
Cameron International Corp. (a)	531,500	32,592
Schlumberger Ltd.	3,676,800	253,589
		375,581
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.	373,300	14,618
Columbia Pipeline Group, Inc.	1,072,300	19,612
HollyFrontier Corp.	549,200	26,823
Marathon Petroleum Corp.	1,290,800	59,803
PDC Energy, Inc. (a)	935,600	49,596
Phillips 66 Co.	797,400	61,272
Phillips 66 Partners LP	260,300	12,825
		244,549

TOTAL ENERGY		620,130

FINANCIALS - 21.8%
Banks - 9.5%
Bank of America Corp.	18,896,000	294,400
Citigroup, Inc.	5,903,916	292,893
JPMorgan Chase & Co.	6,188,898	377,337
Regions Financial Corp.	13,005,300	117,178
U.S. Bancorp	3,659,959	150,095
Wells Fargo & Co.	3,531,455	181,340
		1,413,243
Capital Markets - 4.6%
BlackRock, Inc. Class A	491,900	146,325
Charles Schwab Corp.	1,824,368	52,104
Goldman Sachs Group, Inc.	910,300	158,174
Invesco Ltd.	1,775,300	55,443
KKR & Co. LP	1,597,669	26,809
Morgan Stanley	2,536,868	79,911
TD Ameritrade Holding Corp.	498,176	15,862
The Blackstone Group LP	4,649,800	147,259
		681,887
Consumer Finance - 0.8%
Capital One Financial Corp.	1,589,000	115,234
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	2,523,266	329,034
Insurance - 1.8%
ACE Ltd.	854,600	88,366
MetLife, Inc.	1,507,621	71,084
The Chubb Corp.	829,700	101,763
		261,213
Real Estate Investment Trusts - 2.7%
American Tower Corp.	3,082,961	271,239
Public Storage	611,600	129,433
		400,672
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (c)(d)(e)	500,000	11,427
RREF CMBS AIV, LP (c)(e)(f)	500,000	23,241
RREF Midtown Colony REIT, Inc. (c)(e)(g)	500,000	2,171
		36,839

TOTAL FINANCIALS		3,238,122

HEALTH CARE - 18.2%
Biotechnology - 6.3%
Alkermes PLC (a)	441,713	25,915
Alnylam Pharmaceuticals, Inc. (a)	147,671	11,867
Amgen, Inc.	1,241,677	171,749
Amicus Therapeutics, Inc. (a)	2,849,153	39,860
Biogen, Inc. (a)	587,471	171,430
BioMarin Pharmaceutical, Inc. (a)	350,700	36,936
bluebird bio, Inc. (a)	157,673	13,489
Celgene Corp. (a)	1,521,900	164,624
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Dyax Corp. (a)	42	1
Gilead Sciences, Inc.	908,900	89,245
Medivation, Inc. (a)	337,000	14,323
Regeneron Pharmaceuticals, Inc. (a)	146,900	68,329
Vertex Pharmaceuticals, Inc. (a)	1,249,100	130,081
		937,849
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	12,635,700	207,352
Medtronic PLC	4,594,352	307,546
		514,898
Health Care Providers & Services - 2.1%
Cigna Corp.	743,000	100,320
McKesson Corp.	1,014,600	187,731
MEDNAX, Inc. (a)	197,700	15,181
		303,232
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,381,400	81,753
Bruker Corp. (a)	4,341,462	71,330
		153,083
Pharmaceuticals - 5.3%
AbbVie, Inc.	3,522,900	191,681
Allergan PLC (a)	887,361	241,194
Bristol-Myers Squibb Co.	2,407,300	142,512
Jazz Pharmaceuticals PLC (a)	330,640	43,912
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,030,800	171,119
		790,418

TOTAL HEALTH CARE		2,699,480

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.4%
General Dynamics Corp.	363,600	50,159
Huntington Ingalls Industries, Inc.	790,933	84,748
Northrop Grumman Corp.	626,200	103,918
Raytheon Co.	1,059,300	115,739
		354,564
Airlines - 0.8%
Southwest Airlines Co.	3,000,400	114,135
Building Products - 0.2%
A.O. Smith Corp.	551,300	35,939
Electrical Equipment - 0.6%
Acuity Brands, Inc.	493,400	86,631
Industrial Conglomerates - 4.3%
Danaher Corp.	1,370,900	116,814
General Electric Co.	18,126,200	457,143
Roper Industries, Inc.	404,100	63,322
		637,279
Machinery - 0.4%
Illinois Tool Works, Inc.	769,500	63,338
Professional Services - 0.5%
Manpower, Inc.	919,100	75,265

TOTAL INDUSTRIALS		1,367,151

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.9%
Harris Corp.	1,183,900	86,602
Juniper Networks, Inc.	1,885,400	48,474
		135,076
Electronic Equipment & Components - 0.3%
CDW Corp.	1,140,000	46,580
Internet Software & Services - 5.3%
Alibaba Group Holding Ltd. sponsored ADR	419,300	24,726
Facebook, Inc. Class A (a)	2,822,500	253,743
Google, Inc.:
Class A (a)	410,316	261,933
Class C	415,554	252,831
		793,233
IT Services - 5.0%
Cognizant Technology Solutions Corp. Class A (a)	1,770,318	110,840
Fiserv, Inc. (a)	656,500	56,859
MasterCard, Inc. Class A	1,966,000	177,176
Maximus, Inc.	1,246,000	74,212
Total System Services, Inc.	1,463,500	66,487
Visa, Inc. Class A	3,676,400	256,098
		741,672
Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.	84,800	10,601
Intersil Corp. Class A	3,493,100	40,869
Maxim Integrated Products, Inc.	4,203,500	140,397
Micron Technology, Inc. (a)	3,186,500	47,734
Qorvo, Inc. (a)	635,200	28,616
		268,217
Software - 4.4%
Adobe Systems, Inc. (a)	2,390,800	196,572
DocuSign, Inc. (a)(e)	16,185	309
HubSpot, Inc. (b)	634,111	29,404
Progress Software Corp. (a)	964,947	24,925
Salesforce.com, Inc. (a)	2,966,305	205,951
SS&C Technologies Holdings, Inc.	816,239	57,169
Synopsys, Inc. (a)	1,401,800	64,735
Tableau Software, Inc. (a)	375,700	29,973
Workday, Inc. Class A (a)	611,600	42,115
Xero Ltd. (a)	4	0
		651,153
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	5,687,813	627,366

TOTAL INFORMATION TECHNOLOGY		3,263,297

MATERIALS - 2.8%
Chemicals - 2.8%
CF Industries Holdings, Inc.	1,870,500	83,985
LyondellBasell Industries NV Class A	3,240,719	270,146
Monsanto Co.	737,784	62,962
		417,093
TOTAL COMMON STOCKS
(Cost $11,860,719)		14,650,343

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(e)	12,145,838	13,725
Series G, 8.00% (e)	3,847,486	4,348
		18,073
Internet & Catalog Retail - 0.1%
Meituan Corp. Series D (e)	1,581,852	15,708

TOTAL CONSUMER DISCRETIONARY		33,781

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	966,928	38,329
IT Services - 0.0%
Nutanix, Inc. Series E (a)(e)	462,283	6,657
Software - 0.4%
Cloudflare, Inc. Series D (e)	571,642	4,027
DocuSign, Inc.:
Series B (a)(e)	7,510	143
Series B-1 (a)(e)	2,249	43
Series D (a)(e)	2,376,438	45,374
Series E (a)(e)	139,427	2,662
		52,249
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(e)	306,060	4,683

TOTAL INFORMATION TECHNOLOGY		101,918

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $65,847)		135,699

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.18% (h)	116,980,551	116,981
Fidelity Securities Lending Cash Central Fund, 0.20% (h)(i)	9,806,949	9,807
TOTAL MONEY MARKET FUNDS
(Cost $126,788)		126,788
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $12,053,354)		14,912,830
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(36,860)
NET ASSETS - 100%		$14,875,970

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,847,000 or 1.2% of net assets.

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Meituan Corp. Series D	1/26/15	$10,000
Nutanix, Inc. Series E	8/26/14	$6,193
Pure Storage, Inc. Series E	8/22/13	$2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$78
Fidelity Securities Lending Cash Central Fund	235
Total	$313

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$11,911	$--	$--	$107	$11,427
Rovi Corp.	43,981	50,632	59,560	--	--
RREF CMBS AIV, LP	22,633	--	--	697	23,241
RREF Midtown Colony REIT, Inc.	3,642	--	--	2,560	2,171
Total	$82,167	$50,632	$59,560	$3,364	$36,839

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,432,680	$2,398,899	$--	$33,781
Consumer Staples	646,171	609,674	36,497	--
Energy	620,130	620,130	--	--
Financials	3,238,122	3,201,283	--	36,839
Health Care	2,699,480	2,699,480	--	--
Industrials	1,367,151	1,367,151	--	--
Information Technology	3,365,215	3,262,988	--	102,227
Materials	417,093	417,093	--	--
Money Market Funds	126,788	126,788	--	--
Total Investments in Securities:	$14,912,830	$14,703,486	$36,497	$172,847

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$146,649
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	26,198
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$172,847
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$26,198

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Ireland	4.2%
Netherlands	1.8%
Curacao	1.7%
Israel	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $9,715) — See accompanying schedule: Unaffiliated issuers (cost $11,894,321)	$14,749,203
Fidelity Central Funds (cost $126,788)	126,788
Other affiliated issuers (cost $32,245)	36,839
Total Investments (cost $12,053,354)		$14,912,830
Receivable for investments sold		156,380
Receivable for fund shares sold		25,072
Dividends receivable		16,389
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		50
Other receivables		1,967
Total assets		15,112,725
Liabilities
Payable for investments purchased	$183,713
Payable for fund shares redeemed	30,684
Accrued management fee	8,196
Other affiliated payables	1,901
Other payables and accrued expenses	2,454
Collateral on securities loaned, at value	9,807
Total liabilities		236,755
Net Assets		$14,875,970
Net Assets consist of:
Paid in capital		$11,494,022
Undistributed net investment income		47,547
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		475,611
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,858,790
Net Assets		$14,875,970
Magellan:
Net Asset Value, offering price and redemption price per share ($12,756,111 ÷ 148,147 shares)		$86.10
Class K:
Net Asset Value, offering price and redemption price per share ($2,119,859 ÷ 24,642 shares)		$86.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015
Investment Income
Dividends (including $3,364 earned from other affiliated issuers)		$116,995
Income from Fidelity Central Funds		313
Total income		117,308
Expenses
Management fee
Basic fee	$45,155
Performance adjustment	11,642
Transfer agent fees	10,617
Accounting and security lending fees	785
Custodian fees and expenses	144
Independent trustees' compensation	40
Depreciation in deferred trustee compensation account	(2)
Registration fees	55
Audit	94
Legal	31
Miscellaneous	62
Total expenses before reductions	68,623
Expense reductions	(1,002)	67,621
Net investment income (loss)		49,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	545,924
Other affiliated issuers	(46,607)
Foreign currency transactions	75
Total net realized gain (loss)		499,392
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,586,515)
Total change in net unrealized appreciation (depreciation)		(1,586,515)
Net gain (loss)		(1,087,123)
Net increase (decrease) in net assets resulting from operations		$(1,037,436)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,687	$137,911
Net realized gain (loss)	499,392	1,540,011
Change in net unrealized appreciation (depreciation)	(1,586,515)	609,059
Net increase (decrease) in net assets resulting from operations	(1,037,436)	2,286,981
Distributions to shareholders from net investment income	(32,040)	(121,920)
Distributions to shareholders from net realized gain	(502,117)	(1,936,659)
Total distributions	(534,157)	(2,058,579)
Share transactions - net increase (decrease)	(303,669)	417,058
Total increase (decrease) in net assets	(1,875,262)	645,460
Net Assets
Beginning of period	16,751,232	16,105,772
End of period (including undistributed net investment income of $47,547 and undistributed net investment income of $29,900, respectively)	$14,875,970	$16,751,232

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

	Six months ended	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$94.25	$79.96	$73.30	$75.56	$67.56
Income from Investment Operations
Net investment income (loss)A	.28	.77	.81	.93	.47	.56B
Net realized and unrealized gain (loss)	(6.27)	12.27	20.00	6.75	(2.30)	8.05
Total from investment operations	(5.99)	13.04	20.81	7.68	(1.83)	8.61
Distributions from net investment income	(.18)	(.71)	(.67)	(1.00)	(.41)	(.54)
Distributions from net realized gain	(2.88)	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(3.06)	(12.14)	(6.52)	(1.02)	(.43)	(.61)
Net asset value, end of period	$86.10	$95.15	$94.25	$79.96	$73.30	$75.56
Total ReturnC,D	(6.58)%	14.98%	26.50%	10.63%	(2.36)%	12.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.68%	.50%	.47%	.54%	.60%
Expenses net of fee waivers, if any	.84%G	.68%	.50%	.47%	.54%	.60%
Expenses net of all reductions	.83%G	.68%	.50%	.46%	.53%	.59%
Net investment income (loss)	.59%G	.83%	.92%	1.27%	.69%	.83%B
Supplemental Data
Net assets, end of period (in millions)	$12,756	$14,224	$13,521	$12,341	$13,665	$19,398
Portfolio turnover rateH	84%G	71%	77%	88%	99%	42%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

	Six months ended	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$95.04	$94.16	$79.89	$73.24	$75.51	$67.53
Income from Investment Operations
Net investment income (loss)A	.32	.86	.90	1.02	.56	.65B
Net realized and unrealized gain (loss)	(6.25)	12.25	19.99	6.75	(2.30)	8.04
Total from investment operations	(5.93)	13.11	20.89	7.77	(1.74)	8.69
Distributions from net investment income	(.20)	(.80)	(.77)	(1.10)	(.50)	(.64)
Distributions from net realized gain	(2.88)	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(3.08)	(12.23)	(6.62)	(1.12)	(.53)C	(.71)
Net asset value, end of period	$86.03	$95.04	$94.16	$79.89	$73.24	$75.51
Total ReturnD,E	(6.52)%	15.08%	26.63%	10.77%	(2.23)%	12.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.58%	.39%	.35%	.42%	.46%
Expenses net of fee waivers, if any	.75%H	.58%	.39%	.35%	.42%	.46%
Expenses net of all reductions	.74%H	.58%	.39%	.34%	.41%	.46%
Net investment income (loss)	.68%H	.93%	1.02%	1.40%	.82%	.97%B
Supplemental Data
Net assets, end of period (in millions)	$2,120	$2,528	$2,585	$2,424	$2,814	$3,483
Portfolio turnover rateI	84%H	71%	77%	88%	99%	42%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	172,847	Book Value	Book value multiple	1.0%	Increase
		Discount Rate	Discount for lack of marketability	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$7.04-$39.64 /$27.22	Increase
		Market comparable	EV/Sales multiple	1.2-6.6 / 2.8	Increase
			Discount rate	10.0%	Decrease
		Proposed transaction price	Transaction price	$9.93	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,405,399
Gross unrealized depreciation	(557,771)
Net unrealized appreciation (depreciation) on securities	$2,847,628
Tax cost	$12,065,202

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,771,612 and $7,558,041, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Magellan	$10,050.14
Class K	567.05
	$ 10,617

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $140 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$30,266.34%		$–

Interest Expense reflects amount less than $500.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $235, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,647. The weighted average interest rate was .63%. The interest expense amounted to less than five hundred dollars under the bank borrowing program.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $630 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $66 and a portion of class-level operating expenses as follows:

Amount
Magellan	$306

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
From net investment income
Magellan	$26,632	$101,258
Class K	5,408	20,662
Total	$32,040	$121,920
From net realized gain
Magellan	$425,826	$1,635,834
Class K	76,291	300,825
Total	$502,117	$1,936,659

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015	Year ended March 31, 2015	Six months ended September 30, 2015	Year ended March 31, 2015
Magellan
Shares sold	1,718	3,485	$160,902	$325,502
Reinvestment of distributions	4,586	18,364	432,319	1,658,869
Shares redeemed	(7,648)	(15,820)	(711,726)	(1,472,450)
Net increase (decrease)	(1,344)	6,029	$(118,505)	$511,921
Class K
Shares sold	1,853	2,843	$171,659	$265,021
Reinvestment of distributions	868	3,568	81,699	321,487
Shares redeemed	(4,673)	(7,268)	(438,522)	(681,371)
Net increase (decrease)	(1,952)	(857)	$(185,164)	$(94,863)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and Shareholders of Fidelity® Magellan® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Magellan® Fund at September 30, 2015 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Magellan® Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 19, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Magellan	.84%
Actual		$1,000.00	$934.20	$4.06
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class K	.75%
Actual		$1,000.00	$934.80	$3.63
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Magellan Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Magellan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Magellan® Fund Semi-Annual Report September 30, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.2
General Electric Co.	3.1	0.0
JPMorgan Chase & Co.	2.5	2.2
Berkshire Hathaway, Inc. Class B	2.2	1.9
Amazon.com, Inc.	2.1	1.3
Medtronic PLC	2.1	1.6
Bank of America Corp.	2.0	1.8
Citigroup, Inc.	2.0	1.7
American Tower Corp.	1.8	1.5
LyondellBasell Industries NV Class A	1.8	0.8
	23.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	23.9
Financials	21.8	17.6
Health Care	18.2	17.9
Consumer Discretionary	16.3	14.3
Industrials	9.2	8.9

Asset Allocation (% of fund's net assets)

As of September 30, 2015 *
Stocks	98.5%
Convertible Securities	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 10.6%

As of March 31, 2015 *
Stocks	98.9%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments September 30, 2015

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	169,500	$42,104
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	580,865	20,853
Service Corp. International	3,175,599	86,059
ServiceMaster Global Holdings, Inc. (a)	1,845,200	61,906
		168,818
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc. (a)	140,700	101,339
Domino's Pizza, Inc.	967,600	104,414
Hilton Worldwide Holdings, Inc.	3,094,500	70,988
Papa John's International, Inc.	993,300	68,021
Starbucks Corp.	2,835,000	161,141
Wyndham Worldwide Corp.	1,353,400	97,309
		603,212
Household Durables - 0.1%
Leggett & Platt, Inc.	510,100	21,042
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	608,700	311,587
Netflix, Inc. (a)	704,800	72,778
		384,365
Leisure Products - 0.4%
Polaris Industries, Inc.	546,600	65,521
Media - 0.5%
Lions Gate Entertainment Corp. (b)	932,700	34,323
Starz Series A (a)	1,106,910	41,332
		75,655
Multiline Retail - 0.5%
Dollar General Corp.	970,400	70,296
Specialty Retail - 3.6%
Home Depot, Inc.	1,961,100	226,487
L Brands, Inc.	2,336,100	210,553
Ross Stores, Inc.	1,936,000	93,838
		530,878
Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc. Class B	1,359,200	167,141
PVH Corp.	500,100	50,980
VF Corp.	3,209,020	218,887
		437,008

TOTAL CONSUMER DISCRETIONARY		2,398,899

CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	343,160	36,497
Monster Beverage Corp. (a)	416,900	56,340
		92,837
Food & Staples Retailing - 2.4%
CVS Health Corp.	2,653,372	255,997
Kroger Co.	2,995,000	108,030
		364,027
Food Products - 1.3%
Mondelez International, Inc.	4,521,300	189,307

TOTAL CONSUMER STAPLES		646,171

ENERGY - 4.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,717,900	89,400
Cameron International Corp. (a)	531,500	32,592
Schlumberger Ltd.	3,676,800	253,589
		375,581
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.	373,300	14,618
Columbia Pipeline Group, Inc.	1,072,300	19,612
HollyFrontier Corp.	549,200	26,823
Marathon Petroleum Corp.	1,290,800	59,803
PDC Energy, Inc. (a)	935,600	49,596
Phillips 66 Co.	797,400	61,272
Phillips 66 Partners LP	260,300	12,825
		244,549

TOTAL ENERGY		620,130

FINANCIALS - 21.8%
Banks - 9.5%
Bank of America Corp.	18,896,000	294,400
Citigroup, Inc.	5,903,916	292,893
JPMorgan Chase & Co.	6,188,898	377,337
Regions Financial Corp.	13,005,300	117,178
U.S. Bancorp	3,659,959	150,095
Wells Fargo & Co.	3,531,455	181,340
		1,413,243
Capital Markets - 4.6%
BlackRock, Inc. Class A	491,900	146,325
Charles Schwab Corp.	1,824,368	52,104
Goldman Sachs Group, Inc.	910,300	158,174
Invesco Ltd.	1,775,300	55,443
KKR & Co. LP	1,597,669	26,809
Morgan Stanley	2,536,868	79,911
TD Ameritrade Holding Corp.	498,176	15,862
The Blackstone Group LP	4,649,800	147,259
		681,887
Consumer Finance - 0.8%
Capital One Financial Corp.	1,589,000	115,234
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	2,523,266	329,034
Insurance - 1.8%
ACE Ltd.	854,600	88,366
MetLife, Inc.	1,507,621	71,084
The Chubb Corp.	829,700	101,763
		261,213
Real Estate Investment Trusts - 2.7%
American Tower Corp.	3,082,961	271,239
Public Storage	611,600	129,433
		400,672
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (c)(d)(e)	500,000	11,427
RREF CMBS AIV, LP (c)(e)(f)	500,000	23,241
RREF Midtown Colony REIT, Inc. (c)(e)(g)	500,000	2,171
		36,839

TOTAL FINANCIALS		3,238,122

HEALTH CARE - 18.2%
Biotechnology - 6.3%
Alkermes PLC (a)	441,713	25,915
Alnylam Pharmaceuticals, Inc. (a)	147,671	11,867
Amgen, Inc.	1,241,677	171,749
Amicus Therapeutics, Inc. (a)	2,849,153	39,860
Biogen, Inc. (a)	587,471	171,430
BioMarin Pharmaceutical, Inc. (a)	350,700	36,936
bluebird bio, Inc. (a)	157,673	13,489
Celgene Corp. (a)	1,521,900	164,624
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Dyax Corp. (a)	42	1
Gilead Sciences, Inc.	908,900	89,245
Medivation, Inc. (a)	337,000	14,323
Regeneron Pharmaceuticals, Inc. (a)	146,900	68,329
Vertex Pharmaceuticals, Inc. (a)	1,249,100	130,081
		937,849
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	12,635,700	207,352
Medtronic PLC	4,594,352	307,546
		514,898
Health Care Providers & Services - 2.1%
Cigna Corp.	743,000	100,320
McKesson Corp.	1,014,600	187,731
MEDNAX, Inc. (a)	197,700	15,181
		303,232
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,381,400	81,753
Bruker Corp. (a)	4,341,462	71,330
		153,083
Pharmaceuticals - 5.3%
AbbVie, Inc.	3,522,900	191,681
Allergan PLC (a)	887,361	241,194
Bristol-Myers Squibb Co.	2,407,300	142,512
Jazz Pharmaceuticals PLC (a)	330,640	43,912
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,030,800	171,119
		790,418

TOTAL HEALTH CARE		2,699,480

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.4%
General Dynamics Corp.	363,600	50,159
Huntington Ingalls Industries, Inc.	790,933	84,748
Northrop Grumman Corp.	626,200	103,918
Raytheon Co.	1,059,300	115,739
		354,564
Airlines - 0.8%
Southwest Airlines Co.	3,000,400	114,135
Building Products - 0.2%
A.O. Smith Corp.	551,300	35,939
Electrical Equipment - 0.6%
Acuity Brands, Inc.	493,400	86,631
Industrial Conglomerates - 4.3%
Danaher Corp.	1,370,900	116,814
General Electric Co.	18,126,200	457,143
Roper Industries, Inc.	404,100	63,322
		637,279
Machinery - 0.4%
Illinois Tool Works, Inc.	769,500	63,338
Professional Services - 0.5%
Manpower, Inc.	919,100	75,265

TOTAL INDUSTRIALS		1,367,151

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.9%
Harris Corp.	1,183,900	86,602
Juniper Networks, Inc.	1,885,400	48,474
		135,076
Electronic Equipment & Components - 0.3%
CDW Corp.	1,140,000	46,580
Internet Software & Services - 5.3%
Alibaba Group Holding Ltd. sponsored ADR	419,300	24,726
Facebook, Inc. Class A (a)	2,822,500	253,743
Google, Inc.:
Class A (a)	410,316	261,933
Class C	415,554	252,831
		793,233
IT Services - 5.0%
Cognizant Technology Solutions Corp. Class A (a)	1,770,318	110,840
Fiserv, Inc. (a)	656,500	56,859
MasterCard, Inc. Class A	1,966,000	177,176
Maximus, Inc.	1,246,000	74,212
Total System Services, Inc.	1,463,500	66,487
Visa, Inc. Class A	3,676,400	256,098
		741,672
Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.	84,800	10,601
Intersil Corp. Class A	3,493,100	40,869
Maxim Integrated Products, Inc.	4,203,500	140,397
Micron Technology, Inc. (a)	3,186,500	47,734
Qorvo, Inc. (a)	635,200	28,616
		268,217
Software - 4.4%
Adobe Systems, Inc. (a)	2,390,800	196,572
DocuSign, Inc. (a)(e)	16,185	309
HubSpot, Inc. (b)	634,111	29,404
Progress Software Corp. (a)	964,947	24,925
Salesforce.com, Inc. (a)	2,966,305	205,951
SS&C Technologies Holdings, Inc.	816,239	57,169
Synopsys, Inc. (a)	1,401,800	64,735
Tableau Software, Inc. (a)	375,700	29,973
Workday, Inc. Class A (a)	611,600	42,115
Xero Ltd. (a)	4	0
		651,153
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	5,687,813	627,366

TOTAL INFORMATION TECHNOLOGY		3,263,297

MATERIALS - 2.8%
Chemicals - 2.8%
CF Industries Holdings, Inc.	1,870,500	83,985
LyondellBasell Industries NV Class A	3,240,719	270,146
Monsanto Co.	737,784	62,962
		417,093
TOTAL COMMON STOCKS
(Cost $11,860,719)		14,650,343

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(e)	12,145,838	13,725
Series G, 8.00% (e)	3,847,486	4,348
		18,073
Internet & Catalog Retail - 0.1%
Meituan Corp. Series D (e)	1,581,852	15,708

TOTAL CONSUMER DISCRETIONARY		33,781

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(e)	966,928	38,329
IT Services - 0.0%
Nutanix, Inc. Series E (a)(e)	462,283	6,657
Software - 0.4%
Cloudflare, Inc. Series D (e)	571,642	4,027
DocuSign, Inc.:
Series B (a)(e)	7,510	143
Series B-1 (a)(e)	2,249	43
Series D (a)(e)	2,376,438	45,374
Series E (a)(e)	139,427	2,662
		52,249
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(e)	306,060	4,683

TOTAL INFORMATION TECHNOLOGY		101,918

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $65,847)		135,699

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.18% (h)	116,980,551	116,981
Fidelity Securities Lending Cash Central Fund, 0.20% (h)(i)	9,806,949	9,807
TOTAL MONEY MARKET FUNDS
(Cost $126,788)		126,788
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $12,053,354)		14,912,830
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(36,860)
NET ASSETS - 100%		$14,875,970

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,847,000 or 1.2% of net assets.

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Meituan Corp. Series D	1/26/15	$10,000
Nutanix, Inc. Series E	8/26/14	$6,193
Pure Storage, Inc. Series E	8/22/13	$2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$78
Fidelity Securities Lending Cash Central Fund	235
Total	$313

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$11,911	$--	$--	$107	$11,427
Rovi Corp.	43,981	50,632	59,560	--	--
RREF CMBS AIV, LP	22,633	--	--	697	23,241
RREF Midtown Colony REIT, Inc.	3,642	--	--	2,560	2,171
Total	$82,167	$50,632	$59,560	$3,364	$36,839

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,432,680	$2,398,899	$--	$33,781
Consumer Staples	646,171	609,674	36,497	--
Energy	620,130	620,130	--	--
Financials	3,238,122	3,201,283	--	36,839
Health Care	2,699,480	2,699,480	--	--
Industrials	1,367,151	1,367,151	--	--
Information Technology	3,365,215	3,262,988	--	102,227
Materials	417,093	417,093	--	--
Money Market Funds	126,788	126,788	--	--
Total Investments in Securities:	$14,912,830	$14,703,486	$36,497	$172,847

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$146,649
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	26,198
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$172,847
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$26,198

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Ireland	4.2%
Netherlands	1.8%
Curacao	1.7%
Israel	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $9,715) — See accompanying schedule: Unaffiliated issuers (cost $11,894,321)	$14,749,203
Fidelity Central Funds (cost $126,788)	126,788
Other affiliated issuers (cost $32,245)	36,839
Total Investments (cost $12,053,354)		$14,912,830
Receivable for investments sold		156,380
Receivable for fund shares sold		25,072
Dividends receivable		16,389
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		50
Other receivables		1,967
Total assets		15,112,725
Liabilities
Payable for investments purchased	$183,713
Payable for fund shares redeemed	30,684
Accrued management fee	8,196
Other affiliated payables	1,901
Other payables and accrued expenses	2,454
Collateral on securities loaned, at value	9,807
Total liabilities		236,755
Net Assets		$14,875,970
Net Assets consist of:
Paid in capital		$11,494,022
Undistributed net investment income		47,547
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		475,611
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,858,790
Net Assets		$14,875,970
Magellan:
Net Asset Value, offering price and redemption price per share ($12,756,111 ÷ 148,147 shares)		$86.10
Class K:
Net Asset Value, offering price and redemption price per share ($2,119,859 ÷ 24,642 shares)		$86.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2015
Investment Income
Dividends (including $3,364 earned from other affiliated issuers)		$116,995
Income from Fidelity Central Funds		313
Total income		117,308
Expenses
Management fee
Basic fee	$45,155
Performance adjustment	11,642
Transfer agent fees	10,617
Accounting and security lending fees	785
Custodian fees and expenses	144
Independent trustees' compensation	40
Depreciation in deferred trustee compensation account	(2)
Registration fees	55
Audit	94
Legal	31
Miscellaneous	62
Total expenses before reductions	68,623
Expense reductions	(1,002)	67,621
Net investment income (loss)		49,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	545,924
Other affiliated issuers	(46,607)
Foreign currency transactions	75
Total net realized gain (loss)		499,392
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,586,515)
Total change in net unrealized appreciation (depreciation)		(1,586,515)
Net gain (loss)		(1,087,123)
Net increase (decrease) in net assets resulting from operations		$(1,037,436)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2015	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,687	$137,911
Net realized gain (loss)	499,392	1,540,011
Change in net unrealized appreciation (depreciation)	(1,586,515)	609,059
Net increase (decrease) in net assets resulting from operations	(1,037,436)	2,286,981
Distributions to shareholders from net investment income	(32,040)	(121,920)
Distributions to shareholders from net realized gain	(502,117)	(1,936,659)
Total distributions	(534,157)	(2,058,579)
Share transactions - net increase (decrease)	(303,669)	417,058
Total increase (decrease) in net assets	(1,875,262)	645,460
Net Assets
Beginning of period	16,751,232	16,105,772
End of period (including undistributed net investment income of $47,547 and undistributed net investment income of $29,900, respectively)	$14,875,970	$16,751,232

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

	Six months ended	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$94.25	$79.96	$73.30	$75.56	$67.56
Income from Investment Operations
Net investment income (loss)A	.28	.77	.81	.93	.47	.56B
Net realized and unrealized gain (loss)	(6.27)	12.27	20.00	6.75	(2.30)	8.05
Total from investment operations	(5.99)	13.04	20.81	7.68	(1.83)	8.61
Distributions from net investment income	(.18)	(.71)	(.67)	(1.00)	(.41)	(.54)
Distributions from net realized gain	(2.88)	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(3.06)	(12.14)	(6.52)	(1.02)	(.43)	(.61)
Net asset value, end of period	$86.10	$95.15	$94.25	$79.96	$73.30	$75.56
Total ReturnC,D	(6.58)%	14.98%	26.50%	10.63%	(2.36)%	12.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.68%	.50%	.47%	.54%	.60%
Expenses net of fee waivers, if any	.84%G	.68%	.50%	.47%	.54%	.60%
Expenses net of all reductions	.83%G	.68%	.50%	.46%	.53%	.59%
Net investment income (loss)	.59%G	.83%	.92%	1.27%	.69%	.83%B
Supplemental Data
Net assets, end of period (in millions)	$12,756	$14,224	$13,521	$12,341	$13,665	$19,398
Portfolio turnover rateH	84%G	71%	77%	88%	99%	42%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

	Six months ended	Years ended March 31,
September 30,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$95.04	$94.16	$79.89	$73.24	$75.51	$67.53
Income from Investment Operations
Net investment income (loss)A	.32	.86	.90	1.02	.56	.65B
Net realized and unrealized gain (loss)	(6.25)	12.25	19.99	6.75	(2.30)	8.04
Total from investment operations	(5.93)	13.11	20.89	7.77	(1.74)	8.69
Distributions from net investment income	(.20)	(.80)	(.77)	(1.10)	(.50)	(.64)
Distributions from net realized gain	(2.88)	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(3.08)	(12.23)	(6.62)	(1.12)	(.53)C	(.71)
Net asset value, end of period	$86.03	$95.04	$94.16	$79.89	$73.24	$75.51
Total ReturnD,E	(6.52)%	15.08%	26.63%	10.77%	(2.23)%	12.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.58%	.39%	.35%	.42%	.46%
Expenses net of fee waivers, if any	.75%H	.58%	.39%	.35%	.42%	.46%
Expenses net of all reductions	.74%H	.58%	.39%	.34%	.41%	.46%
Net investment income (loss)	.68%H	.93%	1.02%	1.40%	.82%	.97%B
Supplemental Data
Net assets, end of period (in millions)	$2,120	$2,528	$2,585	$2,424	$2,814	$3,483
Portfolio turnover rateI	84%H	71%	77%	88%	99%	42%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	172,847	Book Value	Book value multiple	1.0%	Increase
		Discount Rate	Discount for lack of marketability	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$7.04-$39.64 /$27.22	Increase
		Market comparable	EV/Sales multiple	1.2-6.6 / 2.8	Increase
			Discount rate	10.0%	Decrease
		Proposed transaction price	Transaction price	$9.93	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,405,399
Gross unrealized depreciation	(557,771)
Net unrealized appreciation (depreciation) on securities	$2,847,628
Tax cost	$12,065,202

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,771,612 and $7,558,041, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Magellan	$10,050.14
Class K	567.05
	$ 10,617

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $140 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$30,266.34%		$–

Interest Expense reflects amount less than $500.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $235, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,647. The weighted average interest rate was .63%. The interest expense amounted to less than five hundred dollars under the bank borrowing program.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $630 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $66 and a portion of class-level operating expenses as follows:

Amount
Magellan	$306

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2015	Year ended March 31, 2015
From net investment income
Magellan	$26,632	$101,258
Class K	5,408	20,662
Total	$32,040	$121,920
From net realized gain
Magellan	$425,826	$1,635,834
Class K	76,291	300,825
Total	$502,117	$1,936,659

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2015	Year ended March 31, 2015	Six months ended September 30, 2015	Year ended March 31, 2015
Magellan
Shares sold	1,718	3,485	$160,902	$325,502
Reinvestment of distributions	4,586	18,364	432,319	1,658,869
Shares redeemed	(7,648)	(15,820)	(711,726)	(1,472,450)
Net increase (decrease)	(1,344)	6,029	$(118,505)	$511,921
Class K
Shares sold	1,853	2,843	$171,659	$265,021
Reinvestment of distributions	868	3,568	81,699	321,487
Shares redeemed	(4,673)	(7,268)	(438,522)	(681,371)
Net increase (decrease)	(1,952)	(857)	$(185,164)	$(94,863)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and Shareholders of Fidelity® Magellan® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Magellan® Fund at September 30, 2015 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Magellan® Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 19, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Magellan	.84%
Actual		$1,000.00	$934.20	$4.06
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class K	.75%
Actual		$1,000.00	$934.80	$3.63
Hypothetical-C		$1,000.00	$1,021.25	$3.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Magellan Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Magellan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-SANN-1115
1.537468.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund

’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 30, 2015